CONTINGENT LIABILITIES (Brazilian Internal Revenue Service) (Details)				12 Months Ended
	Jun. 24, 2010 USD ($)	Jun. 24, 2010 BRL	Oct. 01, 2005 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 BRL
Contingent Liabilities, Liens and Guarantees [Line Items]
Offsetting amount			$ 2,100,000
Tax Assessment [Member] | Brazilian Internal Revenue Service [Member]
Contingent Liabilities, Liens and Guarantees [Line Items]
Amount of possible loss	$ 3,120,000	BRL 5,567,032
Estimated amount of aggregate sum claimed pursuant to the tax assessment (principal amount, interest and penalties)				$ 2,890,000	BRL 11,300,000